Taxation (Deferred Tax, Significant Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carry forwards	$ 9,540	$ 5,211
Temporary non-deductible advertising cost carried forward	821	378
Accrued expenses	22,320	14,597
Accrued payroll expense	2,139	3,426
Others	118	0
Total deferred tax assets	34,938	23,612
Deferred tax liabilities:
Depreciation of fixed assets	(3,780)	(1,983)
Total deferred tax liabilities	(3,780)	(1,983)
Less: Valuation allowance	(16,152)	(11,317)	$ (13,387)	$ (17,045)
Deferred tax assets, net	$ 15,006	$ 10,312